Merger Agreement	12 Months Ended
Dec. 25, 2021
Merger Agreement
Merger Agreement

3.  Merger Agreement:

On July 14, 2021, the Merger between HMAN and Landcadia was consummated. Pursuant to the Merger Agreement, at the closing date of the Merger, the outstanding shares of Old Hillman common stock were converted into 91,220,901 shares of New Hillman common stock as calculated pursuant to the Merger Agreement.

The Merger was accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with GAAP. Under this method of accounting, Landcadia is treated as the “acquired” company for financial reporting purposes. This determination was based primarily on Old Hillman having the ability to appoint a majority of the initial Board of the combined entity, Old Hillman's senior management comprising the majority of the senior management of the combined company, and the ongoing operations of Old Hillman comprising the ongoing operations of the combined company. Accordingly, for accounting purposes, the Merger was treated as the equivalent of New Hillman issuing shares for the net assets of Landcadia, accompanied by a recapitalization. The net assets of Landcadia was stated at carrying value, with no goodwill or other intangible assets recorded. The historical statements of the combined entity prior to the Merger are presented as those of Old Hillman with the exception of the shares and par value of equity recast to reflect the exchange ratio on the Closing Date, adjusted on a retroactive basis. A summary of the impact of the reverse recapitalization on the cash, cash equivalents and restricted cash, change in net assets and the change in common shares is included in the tables below.

Landcadia cash and cash equivalents (1)	$479,602
PIPE investment proceeds (2)	375,000
Less cash paid to underwriters and other transaction costs, net of tax(3)	(36,140)
Net change in cash and cash equivalents as a result of recapitalization	$818,462
Prepaid expenses and other current assets (1)	132
Accounts payable and other accrued expenses (1)	(81)
Warrant liabilities (1)(4)	(77,190)
Change in net assets as a result of recapitalization	$741,323

The change in number of shares outstanding as a result of the reverse recapitalization is summarized as follows:

Common shares issued to new Hillman shareholders (5)	91,220,901
Shares issued to SPAC sponsors and public shareholders (6)	58,672,000
Common shares issued to PIPE investors (2)	37,500,000
Common shares outstanding immediately after the business combination	187,392,901
(1)	These assets and liabilities represent the reported balances as of the Closing Date immediately prior to the Business Combination. The recapitalization of the assets and liabilities from Landcadia's balance sheet was a non-cash financing activity.
(2)	In connection with the Business Combination, Landcadia entered into subscription agreements with certain investors (the “PIPE Investors”), pursuant to which it issued 37,500,000 shares of common stock at $10.00 per share (the “PIPE Shares”) for an aggregate purchase price of $375,000 (the “PIPE Financing”), which closed simultaneously with the consummation of the Business Combination.
(3)	In connection with the Business Combination, the Company incurred $36,140 of transaction costs, net of tax, consisting of underwriting, legal and other professional fees which were recorded as accumulated deficit as a reduction of proceeds.
(4)	The warrants acquired in the Merger include (a) redeemable warrants issued by Landcadia and sold as part of the units in the Landcadia IPO (whether they were purchased in the Landcadia IPO or thereafter in the open market), which were exercisable for an aggregate of 16,666,628 shares of common stock at a purchase price of $11.50 per share (the “Public Warrants”) and (b) warrants issued by Landcadia to the Sponsors in a private placement simultaneously with the closing of the Landcadia IPO, which were exercisable for an aggregate of 8,000,000 shares of common stock at a purchase price of $11.50 per share (the “Private Placement Warrants”).
(5)	The Company issued 91,220,901 common shares in exchange for 553,439 Old Hillman common shares resulting in an exchange ratio of 164.83. This exchange ratio was applied to Old Hillman's common shares which further impacted common stock held at par value and additional paid in capital as well as the calculation of weighted average shares outstanding and loss per common share.
(6)	The Company issued 50,000,000 shares to the public shareholders and 8,672,000 shares to the SPAC sponsor shareholders at the Closing Date.